Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 534	$ 555
Cost method	3	6
Total	$ 537	$ 561	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).